Related-party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Revenues from related parties, net	$ 0	$ 0	$ 86,555
INXT- NingBo
Related Party Transaction [Line Items]
Revenues from related parties, net			32,045
INX
Related Party Transaction [Line Items]
Revenues from related parties, net			26,695
INXO- Foshan
Related Party Transaction [Line Items]
Revenues from related parties, net			10,564
INXO- NingBo
Related Party Transaction [Line Items]
Revenues from related parties, net			6,416
TPO Shanghai
Related Party Transaction [Line Items]
Revenues from related parties, net			5,632
INXD- NingBo
Related Party Transaction [Line Items]
Revenues from related parties, net			2,534
Others (individually below 5%)
Related Party Transaction [Line Items]
Revenues from related parties, net			$ 2,669